REVENUE AND DEFERRED REVENUE	9 Months Ended
Sep. 30, 2025
Revenue And Deferred Revenue
REVENUE AND DEFERRED REVENUE

NOTE 13 – REVENUE AND DEFERRED REVENUE

	September 30, 2025	September 30, 2024
Software development	$417,608	$592,016
Software license	118,653	148,193
Software supports	39,561	30,321
Cloud hosting	37,003	37,659
Others	6,169	8,344
	$618,994	$816,533

The Company recognized revenues from contracts with customers in accordance with the following timing under IFRS 15:

	September 30, 2025	September 30, 2024
Revenue recognized over time	$500,341	$668,340
Revenue recognized at a point of time	118,653	148,193
	$618,994	$816,533

Deferred revenue represents contract liabilities for customer payments received related to services yet to be provided subsequent to the reporting date. Significant changes in deferred revenue are as follows:

	September 30, 2025	December 31, 2024
Deferred revenue, beginning	$140,088	$131,794
Customer payments received attributable to contract liabilities for unearned revenue	19,726	141,126
Revenue recognized from fulfilling contract liabilities	(105,352)	(132,832)
Deferred revenue, ending	$54,462	$140,088

The Company derives significant revenues from one customer, which exceeds 10% of total revenues. Revenues earned from that customer were 64% of total revenues for the period ended September 30, 2025 (Nine months ended September 30, 2024 – 72%)